INVENTORY (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
As at	June 30, 2024	December 31, 2023
Finished goods	$1,399,719	$904,858
Parts	176,410	691,678
	$1,576,129	$1,596,536

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the six months ended	June 30, 2024	June 30, 2023
Inventory	$2,144,150	$2,272,064
Consulting and services	138,437	215,801
Other	38,299	102,109
	$2,320,886	$2,589,974